Reporting and Accounting Policies Property, Plant, and Equipment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Total cost	$ 2,544.7	$ 2,397.4
Accumulated depreciation	(1,407.4)	(1,291.4)
Balance at end of year	1,137.3	1,106.0
Land
Property, Plant and Equipment [Line Items]
Total cost	154.1	151.6
Buildings, improvements, and integrated components
Property, Plant and Equipment [Line Items]
Total cost	904.5	872.7
Capitalized software
Property, Plant and Equipment [Line Items]
Total cost	441.2	392.6
Software licenses (internal use)
Property, Plant and Equipment [Line Items]
Total cost	393.6	335.5
Computer equipment
Property, Plant and Equipment [Line Items]
Total cost	$ 261.3	253.8
Useful Lives	3 years
All other property and equipment
Property, Plant and Equipment [Line Items]
Total cost	$ 390.0	$ 391.2
Lower Limit | Buildings, improvements, and integrated components
Property, Plant and Equipment [Line Items]
Useful Lives	7 years
Lower Limit | Capitalized software
Property, Plant and Equipment [Line Items]
Useful Lives	3 years
Lower Limit | Software licenses (internal use)
Property, Plant and Equipment [Line Items]
Useful Lives	1 year
Lower Limit | All other property and equipment
Property, Plant and Equipment [Line Items]
Useful Lives	3 years
Upper Limit | Buildings, improvements, and integrated components
Property, Plant and Equipment [Line Items]
Useful Lives	40 years
Upper Limit | Capitalized software
Property, Plant and Equipment [Line Items]
Useful Lives	10 years
Upper Limit | Software licenses (internal use)
Property, Plant and Equipment [Line Items]
Useful Lives	5 years
Upper Limit | All other property and equipment
Property, Plant and Equipment [Line Items]
Useful Lives	10 years